Fair value (Tables)	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Summary of the Analysis of Assets and Liabilities Recorded at Fair Value on a Recurring Basis by Level of the Fair Value Hierarchy
Fair value hierarchy
The following table sets out the fair values of financial instruments by the level of the fair value hierarchy into which each fair value measurement is categorized. It does not include fair value information for cash and cash equivalents, receivables, and payables, whose carrying amounts are a reasonable approximation of fair value, or for lease liabilities.

	2024

Fair value hierarchy	Level I	Level II	Level III	Total

Assets measured at FVOCI

Shares	34	-	4	39

Debt securities	5,170	46,242	799	52,211

Money market and other short-term investments	2,388	47	-	2,435

Other investments at fair value	-	31	-	31

	7,592	46,320	803	54,715

Financial assets measured at fair value through profit or loss

Shares	163	30	86	279

Debt securities	308	1,970	107	2,385

Money market and other short-term investments	1,961	135	-	2,096

Loans	-	-	82	82

Other investments at fair value	1	718	4,457	5,176

Derivatives	30	732	9	771

Investments in real estate	-	-	57	57

Investments in real estate for policyholders	-	-	457	457

Investments where the policyholder bears the risk	97,682	119,829	312	217,824

	100,146	123,414	5,567	229,127

Revalued amounts

Real estate held for own use	-	-	66	66

Total financial assets measured at fair value	107,738	169,734	6,436	283,908

Financial liabilities carried at fair value

Investment contracts without DPF where the policyholder bears the risk	-	79,078	-	79,078

Derivatives	53	2,382	-	2,435

Total financial liabilities measured at fair value	53	81,460	-	81,513

	2023

Fair value hierarchy	Level I	Level II	Level III	Total

Assets measured at FVOCI

Shares	5	-	4	10

Debt securities	5,644	41,031	516	47,191

Money market and other short-term investments	3,028	97	9	3,135

Other investments at fair value	-	29	-	29

	8,678	41,157	530	50,364

Financial assets measured at fair value through profit or loss

Shares	153	43	94	291

Debt securities	302	2,009	86	2,396

Money market and other short-term investments	4,041	173	-	4,215

Other investments at fair value	1	773	4,237	5,011

Derivatives	47	1,374	8	1,429

Investments in real estate	-	-	55	55

Investments in real estate for policyholders	-	-	433	433

Investments where the policyholder bears the risk	90,027	103,022	342	193,390

	94,570	107,395	5,255	207,220

Revalued amounts

Real estate held for own use	-	-	61	61

Total financial assets measured at fair value	103,248	148,551	5,846	257,645

Financial liabilities carried at fair value

Investment contracts without DPF where the policyholder bears the risk	-	65,044	-	65,044

Derivatives	39	2,434	6	2,479

Total financial liabilities measured at fair value	39	67,478	6	67,523

Schedule of Transfers between Level 1 and Level II for Financial Assets and Liabilities Recorded at Fair Value on Recurring Basis
The table below shows transfers between Level I and Level II for financial assets and financial liabilities recorded at fair value on a recurring basis.

	2024		2023

Significant transfers between level I, level II and level III	Transfers Level I to Level II	Transfers Level II to Level I	Transfers Level I to Level II	Transfers Level II to Level I

Assets measured at FVOCI

Debt securities	308	261	-	141

Money market and other short-term investments	48	-	45	245

	356	261	45	386

Financial assets measured at fair value through profit or loss

Debt securities	11	4	-	-

Money market and other short-term investments	-	-	-	795

Investments where the policyholder bears the risk	-	-	1	-

	11	4	1	795

Total financial assets measured at fair value	367	265	46	1,182

Disclosures of Changes in Level 3 Assets
Movements in Level III financial instruments measured at fair value
The following table summarizes the change of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable inputs (Level III), including realized and unrealized gains (losses) of all assets and liabilities and unrealized gains (losses) of all assets and liabilities still held at the end of the respective period.

Financial assets carried at fair value	On January 1, 2024	Total gains / losses in income state- ment	1	Total gains / losses in OCI 2	Purch- ases	Sales	Settle- ments	Net ex- change diffe- rence	Reclas- sifica- tion	Trans- fers from levels I and II	Trans- fers to levels I and II	On December 31, 2024	Total unrealized gains and losses recorded in the P&L for instruments held at December 31, 2024 3
FVOCI
Shares	4	-	-	-	-	-	-	-	-	-	4	-
Debt securities	516	9	(27)	218	(126)	(41)	44	-	301	(96)	799	-
Money markets and other short-term investments	9	-	(9)	-	-	-	-	-	-	-	-	-
530	9	(36)	218	(126)	(41)	44	-	301	(96)	803	-
FVPL
Shares	94	(3)	-	16	(27)	-	6	-	-	-	86	(5)
Debt securities	86	(19)	-	18	(14)	(5)	6	-	53	(18)	107	(18)
Loans	-	-	-	12	(1)	-	4	68	-	-	82	-
Other investments at fair value	4,237	(175)	-	505	(323)	-	280	(68)	-	-	4,457	(206)
Derivatives	8	1	-	-	(1)	-	-	-	-	-	9	1
Investments in real estate	55	1	-	1	(2)	-	3	-	-	-	57	-
Investments in real estate for policyholders	433	9	-	26	(32)	-	21	-	-	-	457	59
Investments where the policyholder bears the risk	342	3	-	62	(112)	-	18	-	-	-	312	1
5,255	(183)	-	638	(511)	(5)	338	-	53	(18)	5,567	(169)
Revalued amounts
Real estate held for own use	64	(1)	(1)	-	(1)	-	4	-	-	-	66	(1)
64	(1)	(1)	-	(1)	-	4	-	-	-	66	(1)
Total financial assets measured at fair value	5,849	(174)	(37)	857	(638)	(45)	385	-	354	(114)	6,436	(169)
Financial liabilities carried at fair value
Derivatives	6	(6)	-	-	-	-	-	-	-	-	-	-
6	(6)	-	-	-	-	-	-	-	-	-	-

1	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item Results from financial transactions of the income statement.
2
Total gains and losses are recorded in line items Unrealized gains / (losses) on financial assets measured at FVOCI and Realized gains / (losses) on disposal of financial assets measured at FVOCI of the statement of comprehensive income.

3	Total unrealized gains / (losses) for the period recorded in the P&L during which the financial instrument was in Level III.

Financial assets carried at fair value	On January 1, 2023	Total gains / losses in income state- ment	1	Total gains / losses in OCI 2	Purch- ases	Sales	Settle- ments	Net ex- change diffe- rence	Reclas- sifica- tion	Trans- fers from levels I and II	Trans- fers to levels I and II	On December 31, 2023	Total unrealized gains and losses recorded in the P&L for instruments held at December 31, 2023 3
FVOCI
Shares	4	-	-	-	-	-	-	-	-	-	4	-
Debt securities	181	(1)	11	263	(124)	(15)	(12)	-	214	(1)	516	-
Money markets and other short-term investments	5	-	4	-	-	-	-	-	-	-	9	-
191	(1)	15	263	(124)	(15)	(12)	-	214	(1)	530	-
FVPL
Shares	127	2	-	12	(47)	-	(4)	-	5	-	94	3
Debt securities	35	17	-	38	(43)	(4)	(2)	-	46	-	86	(8)
Money markets and other short-term investments	1	-	-	-	-	-	-	-	-	(1)	-	-
Other investments at fair value	4,050	(65)	-	652	(254)	-	(144)	-	-	-	4,237	(70)
Derivatives	11	(3)	-	-	(1)	-	-	-	-	-	8	(3)
Investments in real estate	59	2	-	2	(6)	-	(1)	-	-	-	55	-
Investments in real estate for policyholders	443	(52)	-	42	(12)	-	11	-	-	-	433	(42)
Investments where the policyholder bears the risk	402	(37)	-	37	(59)	-	(1)	-	-	-	342	-
5,128	(136)	-	782	(422)	(4)	(142)	-	51	(2)	5,255	(120)
Revalued amounts
Real estate held for own use	73	(3)	(2)	(1)	-	-	(2)	-	-	-	64	-
73	(3)	(2)	(1)	-	-	(2)	-	-	-	64	-
Total financial assets measured at fair value	5,392	(141)	13	1,044	(546)	(19)	(157)	-	265	(3)	5,849	(120)
Financial liabilities carried at fair value
Derivatives	12	(6)	-	-	-	-	-	-	-	-	6	-
12	(6)	-	-	-	-	-	-	-	-	6	-

1	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item Results from financial transactions of the income statement.
2
Total gains and losses are recorded in line items Unrealized gains / (losses) on financial assets measured at FVOCI and Realized gains / (losses) on disposal of financial assets measured at FVOCI of the statement of comprehensive income.

3	Total unrealized gains / (losses) for the period recorded in the P&L during which the financial instrument was in Level III.

Information about Significant Unobservable Inputs
The table below presents information about the valuation techniques and significant unobservable inputs used for recurring fair value measurements for certain Level III financial instruments.

	Valuation technique 1	Significant unobservable input 2	December 31, 2024	Range (weighted average)	December 31, 2023	Range (weighted average)
Assets carried at fair value
Fair value through OCI
Shares
	Net asset value	n.a.	-	n.a.	-	n.a.
	Other	n.a.	-	n.a.	4	n.a.
			-		4
Debt securities
	Broker quote	n.a.	688	n.a.	416	n.a.
	Discounted cash flow	Constant Prepayment Rate	28	21.11%	2	1.81%
	Other	n.a.	83	n.a.	98	n.a.
			799		516
Other investments at fair value
Investment funds	Net asset value	n.a.	-	n.a.	-	n.a.
Other	Other	n.a.	-	n.a.	9	n.a.
			-		9
On December 31			799		530
Fair value through profit or loss
Shares	Net asset value	n.a.	83	n.a.	91	n.a.
Shares	Broker quote	n.a.	3	n.a.	4	n.a.
Debt securities	Broker quote	n.a.	94	n.a.	80	n.a.
Debt securities	Other	n.a.	13	n.a.	6	n.a.
			193		180
Other investments at fair value
Investment funds	Net asset value	n.a.	3,633		3,532
Tax credit investments	Discounted cash flow	Discount rate	823	6.72%	705	6.88%
Loans	Other	n.a.	82		-
			4,538		4,237
Total assets at fair value 3			5,530		4,947
Liabilities carried at fair value
Derivatives
Embedded derivatives in insurance contracts	Discounted cash flow	Own credit spread	-	n.a	3	n.a
Other	Discounted cash flow	Other	-	n.a	3	n.a
Total liabilities at fair value			-		6

1	Other in the table above (column Valuation technique) includes investments for which the fair value is uncorroborated and no broker quote is received.
2
Not applicable (n.a.) has been included when the unobservable inputs are not developed by the Group and are not reasonably available. Refer to the section Fair value measurement in this note for a detailed description of Aegon’s methods of determining fair value and the valuation techniques.

3
Investments where the policyholder bears the risk are excluded from the table above and from the disclosure regarding reasonably possible alternative assumptions. Assets where the policyholder bears the risk, and their returns, belong to policyholders and do not impact Aegon’s net result or equity. The effect on total assets is offset by the effect on total liabilities.

Carrying Values and Estimated Fair Values of Assets and Liabilities
The following table presents the carrying values and es
tim
ated fair values of assets and liabilities, excluding assets and liabilities that are carried at fair value on a recurring basis.

	Carrying amount December 31,	Estimated fair value hierarchy			Total estimated fair value December 31, 2024
	2024	Level I	Level II	Level III

Assets

Debt securities - held at amortized cost	36	36	-	-	36

Loans - held at amortized cost	10,598	-	1	9,379	9,380

Deposits with financial institutions - held at amortized cost	11	11	-	-	11

Liabilities

Subordinated borrowings - held at amortized cost	1,653	763	727	-	1,490

Trust pass-through securities - held at amortized cost	113	-	133	-	133

Borrowings – held at amortized cost	3,013	867	2,209	-	3,076

Investment contracts - held at amortized cost	12,592	-	-	9,432	9,432

	Carrying amount December 31,	Estimated fair value hierarchy			Total estimated fair value December 31, 2023
	2023	Level I	Level II	Level III

Assets

Debt securities - held at amortized cost	52	52	-	-	52

Loans - held at amortized cost	10,157	-	1	9,024	9,025

Deposits with financial institutions - held at amortized cost	18	18	1	-	18

Liabilities

Subordinated borrowings - held at amortized cost	2,244	1,392	730	-	2,122

Trust pass-through securities - held at amortized cost	111	-	125	-	125

Borrowings – held at amortized cost	2,356	879	1,580	-	2,459

Investment contracts - held at amortized cost	10,222	-	-	8,755	8,755

Carrying Values and Estimated Fair Values of Assets and Liabilities
The table that follows summarizes the carrying amounts of financial assets and financial liabilities that are classified as fair value through profit or loss, with appropriate distinction between those financial assets and financial liabilities held for trading and those that, upon initial recognition, were designated as fair value through profit or loss.

	2024		2023

	Trading	Designated	Trading	Designated

Investments where Aegon bears the risk	7,661	2,356	9,386	2,526

Investments where the policyholder bears the risk	-	218,281	-	193,823

Derivatives with positive values not designated as hedges	606	-	1,238	-

Total financial assets at fair value through profit or loss	8,267	220,637	10,625	196,349

Investment contracts without DPF where the policyholder bears the risk	-	79,078	-	65,044

Derivatives with negative values not designated as hedges	1,331	-	1,466	-

Total financial liabilities at fair value through profit or loss	1,331	79,078	1,466	65,044

Summary of Gains and losses recognized in the income statement on financial assets and financial liabilities
Gains and losses on financial assets and financial liabilities classified at fair value through profit or loss
Gains and losses recognized in the income statement on financial assets and financial liabilities classified as fair value through profit or loss can be summarized as follows:

	2024		2023

	Trading	Designated	Trading	Designated

Net gains and (losses)	(1,643)	20,912	(1,244)	21,207